Debt (Tables)	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Loans	The Company borrowed from PRC banks, other financial institutions and third parties as working capital funds. As of June 30, 2023 and 2022, the Company’s debt consisted of the following:
		June 30, 2023	June 30, 2022
Shanghai Pudong Development Bank	(1)	$4,152,000	$5,000,000
Agricultural Bank of China	(2)	2,750,000	3,200,000
Industrial and Commercial Bank of China	(3)	2,400,000	2,600,000
Bank Of China	(4)	4,732,116	1,008,400
Less: Debt issuance cost	(5)	(11,593)	(48,013)
Total short-term loans, net		$14,022,523	$11,760,387